Taxes on Income (Details) - Schedule of deferred tax liabilities and assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liabilities:
Financial assets measured at fair value through other comprehensive income
Revaluation of derivatives
Deferred tax assets:
Carryforward tax losses
Carryforward tax losses 1		(1,330)	$ (726)
Employee benefits
Deferred tax income (expenses)		(1,330)	$ (726)
Deferred tax assets, net